Net debt - Schedule of components of net debt (Details) - GBP (£) £ in Millions	Sep. 30, 2025	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	£ 887	£ 1,178
Current financial investments	3,172	5,753
Borrowings	(45,914)	(47,539)
Financing derivatives	6	(763)
Net debt (net of related derivative financial instruments)	(41,849)	(41,371)
Derivative liabilities	(63)	720
Derivatives | Capital expenditure prepayments
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	£ 3	£ 45